Phoenix Investment Partners

                               SEMIANNUAL REPORT

                                                JUNE 30, 2000



        Phoenix Duff & Phelps
        Institutional Mutual Funds
                                                Growth Stock Portfolio

                                                Managed by
                                                Seneca Capital Management LLC


                                                Managed Bond Portfolio

                                                Managed by
                                                Phoenix Investment Counsel, Inc.







[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Growth Stock Portfolio and the Managed Bond Portfolio for the six months ended June 30, 2000.

  If you have any questions, please call a client service representative at 1-800-814-1897, option 3.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2000

             ------------------------------------------------------
             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the
             principal invested.
             ------------------------------------------------------

PHOENIX-DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  -----------
COMMON STOCKS--88.8%

ALUMINUM--2.5%
Alcoa, Inc..............................        56,010  $ 1,624,290
BANKS (MAJOR REGIONAL)--3.2%
Mellon Financial Corp...................        56,900    2,073,294

BEVERAGES (NON-ALCOHOLIC)--3.6%
Coca-Cola Co. (The).....................        40,580    2,330,814

BROADCASTING (TELEVISION, RADIO & CABLE)--4.1%
AMFM, Inc.(b)...........................        38,140    2,631,660

CHEMICALS--2.3%
Praxair, Inc............................        38,440    1,439,097

COMMUNICATIONS EQUIPMENT--10.8%
Corning, Inc............................        11,460    3,092,767
General Motors Corp. Class H(b).........        24,220    2,125,305
Scientific-Atlanta, Inc.................        22,770    1,696,365
                                                        -----------
                                                          6,914,437
                                                        -----------

COMPUTERS (HARDWARE)--4.3%
International Business Machines Corp....         7,790      853,492
Sun Microsystems, Inc.(b)...............        20,600    1,873,313
                                                        -----------
                                                          2,726,805
                                                        -----------

COMPUTERS (NETWORKING)--2.0%
Cisco Systems, Inc.(b)..................        19,620    1,247,096

ELECTRICAL EQUIPMENT--4.2%
General Electric Co.....................        50,880    2,696,640

ELECTRONICS (SEMICONDUCTORS)--3.3%
Intel Corp..............................        15,670    2,094,883

ENTERTAINMENT--2.6%
Walt Disney Co. (The)...................        42,070    1,632,842

EQUIPMENT (SEMICONDUCTORS)--3.2%
Applied Materials, Inc.(b)..............        22,880    2,073,500

                                               SHARES      VALUE
                                              --------  -----------

FINANCIAL (DIVERSIFIED)--8.0%
American Express Co.....................        16,770  $   874,136
Citigroup, Inc..........................        38,425    2,315,106
Morgan Stanley Dean Witter & Co.........        23,180    1,929,735
                                                        -----------
                                                          5,118,977
                                                        -----------

HEALTH CARE (DIVERSIFIED)--3.5%
Johnson & Johnson.......................        21,640    2,204,575

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.5%
Merck & Co., Inc........................        32,790    2,512,534
Pfizer, Inc.............................        34,610    1,661,280
                                                        -----------
                                                          4,173,814
                                                        -----------

HEALTH CARE (HOSPITAL MANAGEMENT)--2.5%
HCA-The Healthcare Co...................        52,350    1,590,131

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.7%
Clorox Co. (The)........................        38,970    1,746,343

NATURAL GAS--2.9%
El Paso Energy Corp.....................        36,880    1,878,575

OIL & GAS (DRILLING & EQUIPMENT)--6.1%
Diamond Offshore Drilling, Inc..........        41,710    1,465,064
Halliburton Co..........................        51,680    2,438,650
                                                        -----------
                                                          3,903,714
                                                        -----------

RETAIL (BUILDING SUPPLIES)--3.4%
Lowe's Cos., Inc........................        53,100    2,180,419

RETAIL (GENERAL MERCHANDISE)--3.4%
Wal-Mart Stores, Inc....................        38,230    2,203,004

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.7%
Nextel Communications, Inc. Class
A(b)....................................        38,900    2,380,194
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $45,458,024)                            56,865,104
-------------------------------------------------------------------

2                      See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Growth Stock Portfolio

                                               SHARES      VALUE
                                              --------  -----------
FOREIGN COMMON STOCKS--10.4%

COMMUNICATIONS EQUIPMENT--6.4%
Nokia Oyj Sponsored ADR (Finland).......        28,730  $ 1,434,704
Nortel Networks Corp. (Canada)..........        39,040    2,664,480
                                                        -----------
                                                          4,099,184
                                                        -----------

ELECTRONICS (SEMICONDUCTORS)--4.0%
STMicroelectronics NV (Netherlands).....        39,720    2,549,528
-------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,815,581)                              6,648,712
-------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.2%
(IDENTIFIED COST $48,273,605)                            63,513,816
-------------------------------------------------------------------

                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)
                                      ---------  -------
SHORT-TERM OBLIGATIONS--1.5%

COMMERCIAL PAPER--1.5%
Koch Industries, Inc. 6.89%,
7/3/00..............................    A-1+     $   980      979,625
---------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $979,625)                                    979,625
---------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $49,253,230)                              64,493,441(a)
Cash and receivables, less liabilities--(0.7%)               (466,308)
                                                          -----------
NET ASSETS--100.0%                                        $64,027,133
                                                          ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,710,082 and gross depreciation of $1,636,187 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $49,419,546.
(b)  Non-income producing.

                       See Notes to Financial Statements                       3

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $49,253,230)                               $   64,493,441
Cash                                                                   4,903
Receivables
  Fund shares sold                                                    92,964
  Dividends and interest                                              27,040
Prepaid expenses                                                         674
                                                              --------------
    Total assets                                                  64,619,022
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    521,471
  Investment advisory fee                                             12,553
  Financial agent fee                                                  7,705
  Transfer agent fee                                                   6,668
  Distribution fee                                                     4,488
  Trustees' fee                                                        1,188
Accrued expenses                                                      37,816
                                                              --------------
    Total liabilities                                                591,889
                                                              --------------
NET ASSETS                                                    $   64,027,133
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   45,348,648
Undistributed net investment income                                   26,865
Accumulated net realized gain                                      3,411,409
Net unrealized appreciation                                       15,240,211
                                                              --------------
NET ASSETS                                                    $   64,027,133
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $41,836,129)                 1,191,876
Net asset value and offering price per share                          $35.10
CLASS Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $22,191,004)                   634,781
Net asset value and offering price per share                          $34.96

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      248,963
Interest                                                              62,647
Foreign taxes withheld                                                (1,716)
                                                              --------------
    Total investment income                                          309,894
                                                              --------------
EXPENSES
Investment advisory fee                                              186,307
Distribution fee, Class Y                                             26,786
Financial agent fee                                                   45,581
Registration                                                          20,803
Transfer agent                                                        19,700
Professional                                                          15,934
Custodian                                                             13,159
Trustees                                                               9,972
Printing                                                               6,004
Miscellaneous                                                          7,946
                                                              --------------
    Total expenses                                                   352,192
    Less expenses borne by investment adviser                       (108,040)
                                                              --------------
    Net expenses                                                     244,152
                                                              --------------
NET INVESTMENT INCOME                                                 65,742
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    3,474,389
Net change in unrealized appreciation (depreciation) on
  investments                                                     (3,079,407)
                                                              --------------
NET GAIN ON INVESTMENTS                                              394,982
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      460,724
                                                              ==============

4                      See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/00     Year Ended
                                          (Unaudited)    12/31/99
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    65,742  $     58,344
  Net realized gain (loss)                  3,474,389    17,061,177
  Net change in unrealized appreciation
    (depreciation)                         (3,079,407)    1,963,468
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 460,724    19,082,989
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X              (42,919)      (39,257)
  Net investment income, Class Y              (15,045)           --
  Net realized gains, Class X              (2,107,538)  (11,735,478)
  Net realized gains, Class Y              (1,123,001)   (5,991,827)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (3,288,503)  (17,766,562)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (64,563
    and 43,182 shares, respectively)        2,198,371     1,703,697
  Net asset value of shares issued from
    reinvestment of distributions
    (62,022 and 328,868 shares,
    respectively)                           2,150,311    11,774,581
  Cost of shares redeemed (59,643 and
    472,062 shares, respectively)          (2,159,894)  (19,926,904)
                                          -----------  ------------
Total                                       2,188,788    (6,448,626)
                                          -----------  ------------
CLASS Y
  Proceeds from sales of shares (15,217
    and 23,824 shares, respectively)          547,714       935,225
  Net asset value of shares issued from
    reinvestment of distributions
    (32,958 and 168,015 shares,
    respectively)                           1,138,044     5,991,813
  Cost of shares redeemed (8,227 and
    161,837 shares, respectively)            (301,079)   (6,189,832)
                                          -----------  ------------
Total                                       1,384,679       737,206
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      3,573,467    (5,711,420)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS       745,688    (4,394,993)
                                          -----------  ------------
NET ASSETS
  Beginning of period                      63,281,445    67,676,438
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $26,865 AND $19,087, RESPECTIVELY]    $64,027,133  $ 63,281,445
                                          ===========  ============

                       See Notes to Financial Statements                       5

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS X
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                             FROM
                                               ENDED                    YEAR ENDED DECEMBER 31,                  INCEPTION
                                              6/30/00           ----------------------------------------         3/1/96 TO
                                            (UNAUDITED)             1999            1998            1997         12/31/96
Net asset value, beginning of
  period                                      $ 36.83           $  37.82         $ 33.85         $ 47.42          $ 48.01
INCOME FROM INVESTMENT
  OPERATIONS(6)
  Net investment income (loss)                    .05               0.08            0.05(7)         0.31(7)          0.34
  Net realized and unrealized gain
    (loss)                                        .13              11.65            9.88           10.60             4.89
                                              -------           --------         -------         -------          -------
      TOTAL FROM INVESTMENT
        OPERATIONS                                .18              11.73            9.93           10.91             5.23
                                              -------           --------         -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                       (.04)             (0.05)          (0.15)          (0.39)           (0.30)
  Dividends from net realized gains             (1.87)            (12.67)          (5.81)         (24.07)(3)        (5.52)
  In excess of net investment
    income                                         --                 --              --           (0.02)              --
                                              -------           --------         -------         -------          -------
      TOTAL DISTRIBUTIONS                       (1.91)            (12.72)          (5.96)         (24.48)           (5.82)
                                              -------           --------         -------         -------          -------
Change in net asset value                       (1.73)             (0.99)           3.97          (13.57)           (0.59)
                                              -------           --------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD                $ 35.10           $  36.83         $ 37.82         $ 33.85          $ 47.42
                                              =======           ========         =======         =======          =======
Total return                                     0.54%(2)         33.93%          31.20%           25.76%           10.71%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                 $41,836            $41,436         $46,330         $44,350          $82,739

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                          0.70%(1)          0.70%           0.70%            0.70%            0.70%(1)
  Net investment income                          0.30%(1)          0.17%           0.13%            0.64%            0.65%(1)
Portfolio turnover                                 57%(2)           136%            115%             148%              99%(2)

                                                                               CLASS Y
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                             FROM
                                               ENDED                    YEAR ENDED DECEMBER 31,                  INCEPTION
                                              6/30/00           ----------------------------------------         3/1/96 TO
                                            (UNAUDITED)             1999            1998            1997         12/31/96
Net asset value, beginning of
  period                                      $ 36.72           $  37.79         $ 33.86         $ 47.43          $ 48.01
INCOME FROM INVESTMENT
  OPERATIONS(6)
  Net investment income (loss)                   0.02              (0.03)          (0.04)(7)        0.18(7)          0.18
  Net realized and unrealized gain
    (loss)                                       0.12              11.63            9.88           10.59             4.95
                                              -------           --------         -------         -------          -------
      TOTAL FROM INVESTMENT
        OPERATIONS                               0.14              11.60            9.84           10.77             5.13
                                              -------           --------         -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      (0.03)                --           (0.10)          (0.31)           (0.19)
  Dividends from net realized gains             (1.87)            (12.67)          (5.81)         (24.02)(3)        (5.52)
  In excess of net investment
    income                                         --                 --              --           (0.01)              --
                                              -------           --------         -------         -------          -------
      TOTAL DISTRIBUTIONS                       (1.90)            (12.67)          (5.91)         (24.34)           (5.71)
                                              -------           --------         -------         -------          -------
Change in net asset value                       (1.76)             (1.07)           3.93          (13.57)           (0.58)
                                              -------           --------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD                $ 34.96           $  36.72         $ 37.79         $ 33.86          $ 47.43
                                              =======           ========         =======         =======          =======
Total return                                     0.42%(2)         33.60%          30.85%           25.46%           10.48%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                 $22,191            $21,845         $21,347         $17,631          $22,978

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                          0.95%(1)          0.95%           0.95%            0.95%            0.95%(1)
  Net investment income (loss)                   0.05%(1)         (0.09)%         (0.11)%           0.39%            0.39%(1)
Portfolio turnover                                 57%(2)           136%            115%             148%              99%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  Includes amounts distributed as income and redesignated for tax purposes.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.05%, 0.95%, 1.00%, 0.87%, and 0.81% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.30%, 1.20%, 1.25%, 1.12%, and 1.06% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, and 1996, respectively.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7)  Computed using average shares outstanding.

6                      See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------
AGENCY MORTGAGE-BACKED SECURITIES--16.4%

Fannie Mae 6.75%, 3/25/20................    Aaa     $   144  $    143,398
Fannie Mae TBA 6%, 7/15/30...............    Aaa       6,265     5,728,559
Freddie Mac 6.65%, 6/15/23...............    Aaa       2,050     1,997,520
GNMA 6.50%, 3/15/29......................    Aaa       1,476     1,401,536
GNMA 6.50%, 4/15/29......................    Aaa       1,346     1,277,091
GNMA 7%, 7/15/29(e)......................    Aaa       4,945     4,808,564
GNMA 7%, 8/15/29.........................    Aaa       1,942     1,888,759
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,345,942)                                   17,245,427
--------------------------------------------------------------------------

MUNICIPAL BONDS--14.9%

CALIFORNIA--5.4%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19..    Aaa       1,000       875,220
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.60%, 10/1/29..    Aaa         635       544,125

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06...................    Aaa       1,400     1,313,060

Long Beach Pension Obligation Taxable
7.09%, 9/1/09............................    Aaa       1,475     1,428,729

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08.........    Aaa         200       192,578

Oakland Pension Obligation Revenue
Taxable Series A 6.98%, 12/15/09.........    Aaa         400       384,296

Ventura County Pension Obligation Taxable
6.54%, 11/1/05...........................    Aaa       1,000       960,530
                                                              ------------
                                                                 5,698,538
                                                              ------------

COLORADO--1.7%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07(e).......    Aaa       1,900     1,819,174
                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------

CONNECTICUT--1.6%
Mashantucket Western Pequot Tribe Revenue
Taxable Series A 6.91%, 9/1/12...........    Aaa       1,100     1,046,771

Mashantucket Western Pequot Tribe Revenue
Taxable Series A 144A 6.57%, 9/1/13(b)...    Aaa     $   715  $    655,326
                                                              ------------
                                                                 1,702,097
                                                              ------------

FLORIDA--1.8%
Tampa Solid Waste System Revenue Taxable
Series A 6.43%, 10/1/08..................    Aaa         930       858,604

University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11(d)........    Aaa         210       203,257

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d)........    Aaa         825       788,857
                                                              ------------
                                                                 1,850,718
                                                              ------------

ILLINOIS--1.8%
Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24(e)........    Aaa       1,925     1,869,541

MASSACHUSETTS--0.8%
Massachusetts State Port Authority
Revenue Taxable Series C 6%, 7/1/01......     Aa         870       860,630

NEW JERSEY--0.4%
New Jersey Sports & Exposition Authority
State Contract Taxable Series B 7.375%,
3/1/13...................................    Aaa         470       461,751

NEW YORK--0.4%
New York State Taxable Series D 6.75%,
6/15/09..................................     A          400       376,456

PENNSYLVANIA--0.8%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09..................................    Aaa       1,000       887,090

                       See Notes to Financial Statements                       7

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------
TEXAS--0.2%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.45%, 11/1/08...........................    Aaa     $   200  $    186,530
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $16,600,790)                                   15,712,525
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.9%

American Express Credit Account Master
Trust 99-2, A 5.95%, 12/15/06............    Aaa         975       933,258
Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02.........................     Aa         600       591,844

Countrywide Asset-Backed Certificates
99-3, AF5 7.73%, 9/25/27.................    Aaa       1,625     1,621,219

First USA Credit Card Master Trust 96-6,
A 6.775%, 7/10/06........................    Aaa         100       100,031

Premier Auto Trust 97-3, B 6.52%,
1/6/03...................................     A          850       843,013
Team Fleet Financing Corp. 98-3A, C
6.63%, 10/25/04..........................   BBB(c)     1,150     1,074,531
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,225,912)                                     5,163,896
--------------------------------------------------------------------------

CORPORATE BONDS--11.6%

AIRLINES--1.6%
America West Airlines Series AMBC 144A
8.057%, 7/2/20(b)........................    Aaa         585       585,000

Northwest Airlines Corp. Series 2000-1
Class G 8.072%, 4/1/21...................    Aaa       1,065     1,081,177
                                                              ------------
                                                                 1,666,177
                                                              ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
Adelphia Communications Corp. Series B
8.375%, 2/1/08...........................     B          590       521,412

Charter Communications Holdings LLC 10%,
4/1/09...................................     B          560       540,400
                                                              ------------
                                                                 1,061,812
                                                              ------------
                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------

COMMUNICATIONS EQUIPMENT--1.9%
Crown Castle International Corp. 10.375%,
5/15/11..................................     B      $   825  $    508,406

Metromedia Fiber Network, Inc. Series B
10%, 11/15/08............................     B          350       346,500

Spectrasite Holdings, Inc. 144A 10.75%,
3/15/00(b)...............................     B          530       531,325

Williams Communications 10.70%,
10/1/07..................................     B          575       573,563
                                                              ------------
                                                                 1,959,794
                                                              ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.4%
Mohegan Tribal Gaming 8.125%, 1/1/06.....     Ba         250       238,750
Mohegan Tribal Gaming 8.75%, 1/1/09......     Ba         250       238,750

Park Place Entertainment Corp. 7.875%
12/15/05.................................     Ba         530       499,525

Station Casinos, Inc. 144A W.I. 9.875%,
7/1/10(b)................................     B          520       522,600
                                                              ------------
                                                                 1,499,625
                                                              ------------

HEALTH CARE (GENERIC AND OTHER)--0.5%
ICN Pharmaceutical Inc. 144A 8.75%,
11/15/08(b)..............................     Ba         505       499,950

HOMEBUILDING--0.3%
Lennar Corp. 7.625%, 3/1/09..............     Ba         385       336,394

INSURANCE (PROPERTY-CASUALTY)--0.5%
HSB Capital I Series B 7.19%, 7/15/27....   BBB(c)       550       508,895

SERVICES (COMMERCIAL & CONSUMER)--1.0%
ARA Services, Inc. 10.625%, 8/1/00.......    Baa          53        53,066
Service Corp. International 6%,
12/15/05.................................     Ba         880       475,200

United Rentals, Inc. Series B 9.25%,
1/15/09..................................     B          575       521,813
                                                              ------------
                                                                 1,050,079
                                                              ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
Voicestream Wireless Holdings 10.375%,
11/15/09.................................     B          745       774,800

TELECOMMUNICATIONS (LONG DISTANCE)--1.6%
Interamericas Communications Corp. 14%,
10/27/07.................................     NR       1,030     1,163,900

8                      See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
Nextlink Communications, Inc. 10.75%,
11/15/08.................................     B      $   560  $    554,400
                                                              ------------
                                                                 1,718,300
                                                              ------------

TEXTILES (HOME FURNISHINGS)--0.6%
Westpoint Stevens, Inc. 7.875%,
6/15/05..................................     B          735       617,400

WASTE MANAGEMENT--0.5%
Browning-Ferris Industries 7.40%,
9/15/35..................................     Ba         770       546,700
--------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $12,281,837)                                   12,239,926
--------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--26.4%

CS First Boston Mortgage Securities Corp.
97-SPCE C 7.077%, 2/20/07................   A+(c)      1,450     1,400,609

CS First Boston Mortgage Securities Corp.
98-C2, A1 5.96%, 12/15/07................    Aaa         623       594,551

CS First Boston Mortgage Securities Corp.
99-C1, A2 7.29%, 9/15/09.................    Aaa       1,115     1,098,972

Chase Mortgage Finance Corp. 00-S1, A7
7.25%, 2/25/30...........................    Aaa       1,550     1,468,141

Commercial Mortgage Asset Trust 99-C1 D
7.35%, 10/17/13..........................    Baa       2,400     2,140,500

Countrywide Home Loans 99-11, A16 7.25%,
11/15/29.................................   AAA(c)     1,905     1,839,516

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33..................................   BBB(c)     1,475     1,395,719
DLJ Commercial Mortgage Corp. 99-CG1, A1B
6.46%, 1/10/09...........................    Aaa       1,250     1,160,351

G.E. Capital Mortgage Services, Inc.
96-8, 2A5 7.50%, 5/25/26.................   AAA(c)       262       256,661

General Growth Properties 97-1, C2
6.806%, 11/15/07.........................     A        1,700     1,589,500

LB Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 9/15/09................    Aaa       1,670     1,646,776
                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------

Nationslink Funding Corp. 99-2, A2C
7.229%, 10/20/08.........................   AAA(c)   $ 1,000  $    981,250

Norwest Asset Securities Corp. 99-5, B2
6.25%, 3/25/14...........................    A(c)      1,700     1,583,927

Norwest Asset Securities Corp. 99-10, B2
6.25%, 4/25/14...........................    A(c)      1,138     1,059,493

Residential Accredit Loans, Inc. 96-QS4,
AI10 7.90%, 8/25/26......................   AAA(c)       900       890,437

Residential Accredit Loans, Inc. 99-QS14,
A5 7.75%, 11/25/29.......................   AAA(c)     2,622     2,593,732

Residential Funding Mortgage Securities I
93-S25, M3 6.50%, 7/25/08................  BBB+(c)       503       482,723

Residential Funding Mortgage Securities I
96-S20, A7 7.75%, 9/25/26................   AAA(c)       316       313,760

Residential Funding Mortgage Securities I
98-S2, A4 7%, 1/25/28....................   AAA(c)       380       358,436

Ryland Mortgage Securities Corp. III
92-A, 1A 8.257%, 3/29/30.................   A-(c)        331       329,369

Structured Asset Securities Corp. 98-C3A,
H 7.201%, 4/25/03........................   Baa(d)     1,525     1,491,326

Structured Asset Securities Corp. 95-C1,
D 7.375%, 9/25/24........................   A+(c)      1,865     1,858,771

Structured Asset Securities Corp. 95-C4,
D 7%, 6/25/26............................   AA(c)        448       445,709

Vanderbilt Mortgage Finance 99-C, 1A3
7.385%, 1/7/20...........................    Aaa         850       835,922
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $28,283,997)                                   27,816,151
--------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--10.0%

BULGARIA--1.6%
Republic of Bulgaria FLIRB Bearer Series
A 2.75%, 7/28/12(d)......................     B        2,250     1,657,968

CROATIA--1.5%
Croatia Series B 7.0625%, 7/31/06(d).....    Baa         609       575,462

                       See Notes to Financial Statements                       9

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------
CROATIA--CONTINUED
Croatia Series A 7.0625%, 7/31/10(d).....    Baa     $ 1,045  $    956,383
                                                              ------------
                                                                 1,531,845
                                                              ------------
MEXICO--3.8%
United Mexican States 11.375%, 9/15/16...    Baa       1,295     1,484,070
United Mexican States 11.50%, 5/15/26....    Baa       2,115     2,551,219
                                                              ------------
                                                                 4,035,289
                                                              ------------

PANAMA--0.6%
Republic of Panama 9.375%, 4/1/29........     Ba         620       597,060
PHILIPPINES--1.6%
Republic of Philippines 9.875%,
1/15/19..................................     Ba       2,080     1,705,600

POLAND--0.9%
Poland Bearer PDI 6%, 10/27/14(d)........    Baa       1,080       963,900
--------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $10,508,573)                                   10,491,662
--------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--9.2%

BERMUDA--0.5%
Global Crossing Holding Ltd. 9.125%
11/15/06.................................     Ba         505       486,062
CHILE--1.4%
Compania Sud Americana de Vapores 144A
7.375%, 12/8/03(b).......................   BBB(c)       175       169,340
Empresa Nacional de Electricidad SA
8.50%, 4/1/09............................    Baa         175       170,801

Petropower I Funding Trust 144A 7.36%,
2/15/14(b)...............................   BBB(c)     1,308     1,143,376
                                                              ------------
                                                                 1,483,517
                                                              ------------

LUXEMBOURG--0.5%
PTC International Finance II SA 11.25%,
12/1/09..................................     B          540       549,450
MEXICO--2.7%
Banco Nacional de Mexico SA US$
Remittance Master Trust 144A 7.57%,
12/31/00(b)..............................   A-(c)        461       459,248
                                                       PAR
                                           MOODY'S    VALUE
                                            RATING    (000)      VALUE
                                           --------  -------  ------------
MEXICO--CONTINUED

Grupo Industrial Durango 12.625%,
8/1/03...................................     B      $   520  $    522,600
Grupo Iusacell SA de CV 14.25%, 12/1/06..     B          965     1,010,838
Pemex Finance Ltd. 9.69%, 8/15/09........    Baa         770       824,786
                                                              ------------
                                                                 2,817,472
                                                              ------------

NETHERLANDS--2.1%
Deutsche Telekom International Finance BV
W.I. 8%, 6/15/10.........................     Aa       1,700     1,713,746

United Pan-Europe Communications NV
10.875, 11/1/07..........................     B          540       488,700
                                                              ------------
                                                                 2,202,446
                                                              ------------

POLAND--0.5%
TPSA Finance BV 144A 7.75%, 12/10/08(b)..    Baa         610       573,400

VENEZUELA--1.5%
PDVSA Finance Ltd. Tranche H 9.375%,
11/15/07.................................    Baa         140       136,878

PDVSA Finance Ltd. Series 1998-IC 6.80%,
11/15/08.................................    Baa       1,350     1,120,095

PDVSA Finance Ltd. Tranche I 9.75%,
2/15/10..................................    Baa         355       347,389
                                                              ------------
                                                                 1,604,362
                                                              ------------
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $9,984,767)                                     9,716,709
--------------------------------------------------------------------------

                                                     SHARES
                                                     -------
PREFERRED STOCKS--0.7%

AGENCY NON MORTGAGE-BACKED SECURITIES--0.7%
Home Ownership Funding 2, Step-down Pfd.
144A 13.338%(b)(d).......................                900       700,254
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $720,161)                                         700,254
--------------------------------------------------------------------------

10                     See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio


                                               SHARES      VALUE
                                               -------  ------------
COMMON STOCKS--0.3%

PAPER & FOREST PRODUCTS--0.0%
Northampton Pulp LLC(g)..................        1,955  $     26,881
TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
FirstCom Corp.(f)........................       17,625       265,477
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $261,917)                                   292,358
--------------------------------------------------------------------

MUTUAL FUNDS--4.9%
Dreyfus Municipal Income Fund, Inc.......       37,800       285,862
Dreyfus Strategic Municipal Fund, Inc....       71,800       574,400
Munienhanced Fund, Inc...................        8,600        83,044
Munivest Fund II, Inc....................       46,700       535,591
Muniyield Fund, Inc......................       43,000       532,125
Muniyield Insured Fund, Inc..............       54,800       681,575
Muniyield New York Insured Fund, Inc.....       30,412       345,936
Nuveen Insured Municipal Opportunity
Fund, Inc................................       60,000       780,000
Nuveen Municipal Value Fund, Inc.........       95,000       801,563
Nuveen Performance Plus Municipal Fund,
Inc......................................       44,000       530,750
--------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $4,946,533)                               5,150,846
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.3%
(IDENTIFIED COST $106,160,429)                           104,529,754
--------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)      VALUE
                                          ---------  -------  ------------
SHORT-TERM OBLIGATIONS--0.5%

COMMERCIAL PAPER--0.5%
Koch Industries, Inc. 6.89%, 7/3/00.....    A-1+     $   550  $    549,789
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $549,789)                                         549,789
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $106,710,218)                                 105,079,543(a)
Cash and receivables, less liabilities--0.2%                       257,755
                                                              ------------
NET ASSETS--100.0%                                            $105,337,298
                                                              ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,231,514 and gross depreciation of $3,022,785 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $106,870,814.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $5,839,819 or 5.5% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  All or a portion segregated as collateral.
(f)  Non-income producing.
(g) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                       See Notes to Financial Statements                      11

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $106,710,218)                              $  105,079,543
Receivables
  Investment securities sold                                      10,138,704
  Interest and dividends                                           1,273,415
  Fund shares sold                                                     6,638
  Other receivables                                                      169
Prepaid expenses                                                       1,193
                                                              --------------
    Total assets                                                 116,499,662
                                                              --------------
LIABILITIES
Payables
  Custodian                                                           32,450
  Investment securities purchased                                 11,030,560
  Investment advisory fee                                             18,562
  Financial agent fee                                                 11,283
  Transfer agent fee                                                  10,552
  Distribution fee                                                     1,262
Accrued expenses                                                      57,695
                                                              --------------
    Total liabilities                                             11,162,364
                                                              --------------
NET ASSETS                                                    $  105,337,298
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  116,311,259
Undistributed net investment income                                   52,168
Accumulated net realized loss                                     (9,395,454)
Net unrealized depreciation                                       (1,630,675)
                                                              --------------
NET ASSETS                                                    $  105,337,298
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $99,211,772)                 3,355,223
Net asset value and offering price per share                          $29.57
CLASS Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,125,526)                    207,109
Net asset value and offering price per share                          $29.58

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    4,104,252
Dividends                                                            177,393
                                                              --------------
    Total investment income                                        4,281,645
                                                              --------------
EXPENSES
Investment advisory fee                                              238,159
Distribution fee, Class Y                                              8,061
Financial agent fee                                                   65,033
Professional                                                          22,126
Transfer agent                                                        20,717
Registration                                                          15,976
Custodian                                                             11,577
Trustees                                                               9,972
Printing                                                               5,493
Miscellaneous                                                         18,499
                                                              --------------
    Total expenses                                                   415,613
    Less expenses borne by investment adviser                       (116,468)
                                                              --------------
    Net expenses                                                     299,145
                                                              --------------
NET INVESTMENT INCOME                                              3,982,500
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (1,960,643)
Net change in unrealized appreciation (depreciation) on
  investments                                                        835,520
                                                              --------------
NET LOSS ON INVESTMENTS                                           (1,125,123)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,857,377
                                                              ==============

12                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  3,982,500  $  6,975,938
  Net realized gain (loss)                  (1,960,643)   (5,051,850)
  Net change in unrealized appreciation
    (depreciation)                             835,520      (400,998)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                2,857,377     1,523,090
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X            (3,650,609)   (6,552,804)
  Net investment income, Class Y              (219,544)     (423,134)
  In excess of net investment income,
    Class X                                         --       (89,248)
  In excess of net investment income,
    Class Y                                         --        (5,763)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (3,870,153)   (7,070,949)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (67,549
    and 643,317 shares, respectively)        2,032,926    19,772,610
  Net asset value of shares issued from
    reinvestment of distributions
    (96,739 and 180,452 shares,
    respectively)                            2,845,536     5,414,358
  Cost of shares repurchased (157,039
    and 1,075,587 shares, respectively)     (4,756,401)  (33,215,963)
                                          ------------  ------------
Total                                          122,061    (8,028,995)
                                          ------------  ------------
CLASS Y
  Proceeds from sales of shares (18,178
    and 41,659 shares, respectively)           548,523     1,278,403
  Net asset value of shares issued from
    reinvestment of distributions
    (7,465 and 14,291 shares,
    respectively)                              219,542       428,895
  Cost of shares repurchased (48,872 and
    63,654 shares, respectively)            (1,467,622)   (1,967,205)
                                          ------------  ------------
Total                                         (699,557)     (259,907)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                        (577,496)   (8,288,902)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     (1,590,272)  (13,836,761)
                                          ------------  ------------
NET ASSETS
  Beginning of period                      106,927,570   120,764,331
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $52,168 AND DISTRIBUTION IN EXCESS
    OF NET INVESTMENT INCOME OF
    ($60,179), RESPECTIVELY]              $105,337,298  $106,927,570
                                          ============  ============

                       See Notes to Financial Statements                      13

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS X
                                            -------------------------------------------------------------------------------
                                            SIX MONTHS                                                              FROM
                                               ENDED                     YEAR ENDED DECEMBER 31,                  INCEPTION
                                              6/30/00           -----------------------------------------         3/1/96 TO
                                            (UNAUDITED)             1999             1998            1997         12/31/96
Net asset value, beginning of
  period                                      $ 29.88           $  31.47         $  33.17         $ 33.98          $ 33.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                   1.13(5)            2.01             2.26(5)         2.37(5)          2.03(5)
  Net realized and unrealized gain
    (loss)                                      (0.32)             (1.57)           (1.58)           0.85             0.69
                                              -------           --------         --------         -------          -------
      TOTAL FROM INVESTMENT
        OPERATIONS                               0.81               0.44             0.68            3.22             2.72
                                              -------           --------         --------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      (1.12)             (2.00)           (2.09)          (2.42)           (1.96)
  Dividends from net realized gains                --                 --               --           (1.43)           (0.61)
  In excess of net investment
    income                                         --              (0.03)           (0.16)          (0.18)           (0.01)
  In excess of accumulated net
    realized gains                                 --                 --            (0.13)             --               --
                                              -------           --------         --------         -------          -------
      TOTAL DISTRIBUTIONS                       (1.12)             (2.03)           (2.38)          (4.03)           (2.58)
                                              -------           --------         --------         -------          -------
Change in net asset value                       (0.31)             (1.59)           (1.70)          (0.81)            0.14
                                              -------           --------         --------         -------          -------
NET ASSET VALUE, END OF PERIOD                $ 29.57           $  29.88         $  31.47         $ 33.17          $ 33.98
                                              =======           ========         ========         =======          =======
Total return                                     2.73%(2)           1.47%            1.99%           9.75%            8.24%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                 $99,212           $100,044         $113,273         $72,747          $71,482

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                          0.55%(1)           0.55%            0.55%           0.55%            0.55%(1)
  Net investment income                          7.52%(1)           6.54%            6.89%           6.92%            7.15%(1)
Portfolio turnover                                 38%(2)            142%             105%            176%             199%(2)

                                                                               CLASS Y
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                             FROM
                                               ENDED                    YEAR ENDED DECEMBER 31,                  INCEPTION
                                              6/30/00           ----------------------------------------         3/1/96 TO
                                            (UNAUDITED)           1999            1998            1997           12/31/96
Net asset value, beginning of
  period                                      $ 29.89           $  31.47         $ 33.18         $ 33.97          $ 33.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                   1.09(5)            1.96            2.18(5)         2.27(5)          1.98(5)
  Net realized and unrealized gain
    (loss)                                      (0.32)             (1.59)          (1.59)           0.88             0.66
                                              -------           --------         -------         -------          -------
      TOTAL FROM INVESTMENT
        OPERATIONS                               0.77               0.37            0.59            3.15             2.64
                                              -------           --------         -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      (1.08)             (1.92)          (2.02)          (2.33)           (1.89)
  Dividends from net realized gains                --                 --              --           (1.43)           (0.61)
  In excess of net investment
    income                                         --              (0.03)          (0.15)          (0.18)           (0.01)
  In excess of accumulated net
    realized gains                                 --                 --           (0.13)             --               --
                                              -------           --------         -------         -------          -------
      TOTAL DISTRIBUTIONS                       (1.08)             (1.95)          (2.30)          (3.94)           (2.51)
                                              -------           --------         -------         -------          -------
Change in net asset value                       (0.31)             (1.58)          (1.71)          (0.79)            0.13
                                              -------           --------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD                $ 29.58           $  29.89         $ 31.47         $ 33.18          $ 33.97
                                              =======           ========         =======         =======          =======
Total return                                     2.60%(2)           1.26%           1.72%           9.52%            7.98%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                  $6,125             $6,884          $7,491          $6,725           $7,010

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                          0.80%(1)           0.80%           0.80%           0.80%            0.80%(1)
  Net investment income                          7.27%(1)           6.29%           6.63%           6.65%            6.91%(1)
Portfolio turnover                                 38%(2)            142%            105%            176%             199%(2)

(1)  Annualized.
(2)  Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.77%, 0.74%, 0.77%, 0.77%, and 0.85% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, and 1996, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.02%, 0.99%, 1.02%, 1.02%, and 1.10% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, and 1996, respectively.
(5)  Computed using average shares outstanding.

14                     See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Two Portfolios are offered for sale: Growth Stock Portfolio and Managed Bond Portfolio.

  Each Portfolio has distinct investment objectives. The Growth Stock Portfolio seeks long-term appreciation of capital. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation.

  Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums, but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each of the Portfolios may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Portfolio may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Portfolio may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. EXPENSES:

  Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Portfolio may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  The Advisers to the Fund is Phoenix Investment Counsel, Inc. ("PIC"). PIC is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:

                                          1st $1     $1+
Portfolio                                 Billion  Billion
---------                                 -------  -------
Growth Stock Portfolio..................   0.60%    0.55%
Managed Bond Portfolio..................   0.45%    0.40%

  The Adviser has voluntarily agreed to assume total fund operating expenses of each Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until the dates indicated below, to the extent that such expenses exceed the following percentages of average annual net assets:

                                           Class X     Class Y           Dates
                                          ----------  ----------  --------------------
Growth Stock Portfolio..................      0.70%       0.95%   December 31, 2001
Managed Bond Portfolio..................      0.55%       0.80%   December 31, 2001

  Seneca Capital Management LLC ("Seneca") became the subadviser to the Growth Stock Portfolio effective August 6, 1999. For its services, Seneca is paid a fee by PIC ranging from 0.10% to 0.275% of the average daily net assets of the Growth Stock Portfolio. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect majority-owned subsidiary of PHL.

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The distributor has advised the Portfolio that of the total amount expensed for the six months ended June 30,

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

2000, $587 was retained by the Distributor, $1,023 was paid out to unaffiliated participants, and $33,237 was paid to W.S. Griffith, an indirect subsidiary of PHL.
  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2000, transfer agent fees were $40,417 of which PEPCO retained $28 which is net of fees paid to State Street.

  At June 30, 2000, PHL and affiliates held Portfolio shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                          Shares     Value
                                          -------  ---------
Growth Stock Portfolio-Class X..........       7   $    246
Growth Stock Portfolio-Class Y..........   6,960    243,322
Managed Bond Portfolio-Class X..........       4        118
Managed Bond Portfolio-Class Y..........   4,225    124,933

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 2000 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Growth Stock Portfolio..................   $35,799,388     $34,862,709
Managed Bond Portfolio..................    33,599,693      34,684,632

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2000, aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Managed Bond Portfolio..................    $5,677,932      $6,167,728

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market price of these investments and the income they generate, as well as a Portfolio's ability to repatriate such amounts.

5. OTHER

  As of June 30, 2000, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PHL or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                           Number of    % of Total
                                          Shareholders  Net Assets
                                          ------------  ----------
Growth Stock Portfolio..................          3         45.8%

6. CAPITAL LOSS CARRYOVERS

  The Managed Bond Portfolio has capital loss carryover of $6,473,513, expiring in 2007 which may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the Fund's record and other pertinent information.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Robert S. Driessen, Vice President
Marvin E. Flewellen, Vice President
Ron K. Jacks, Vice President
Michael Kearney, Vice President
Richard D. Little, Vice President
Diane L. Mustain, Vice President
Christopher Saner, Vice President
Michael Schatt, Vice President
Andrew Szabo, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
The Chase Manhattan Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachussetts 02110

HOW TO CONTACT US

Shareholder Services        1-800-814-1897 (option 3)

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